Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net (loss) income	$ (194,372)	$ (79,687)	$ 24,022
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Provision for doubtful accounts	8,663	13,895	11,811
Depreciation, amortization and accretion	107,241	106,971	109,845
Equity-based compensation	3,407	5,637	4,041
Impairment of long-lived assets	113,844
Loss (gain) on disposal of assets and sale-leaseback transaction	1,094	(2,525)	(11,169)
Non-cash right-of-use asset lease expense	19,245	18,699
Non-cash interest expense and debt derivative instrument charge	18,318	4,189	2,877
Settlement of cash flow hedges	(1,700)	(1,582)	(1,064)
Change in fair value of warrant liability	(55)	49	(1)
Non-cash (gain) loss from change in fair value on cash flow hedges	(4,762)	2,531	1,538
Unrealized (gain) loss on foreign exchange transactions	(607)	359	1,223
Deferred income taxes	4,314	15,293	(64,652)
Changes in operating assets and liabilities:
Accounts receivable	(15,614)	(4,716)	1,262
EIP receivables	161	(10,489)	(24,797)
Inventory	3,215	5,524	26,909
Prepaid expenses and other current assets	(3,995)	(4,776)	(5,268)
Other assets	(5,799)	(2,011)	(4,529)
Accounts payable	7,631	(8,942)	(8,133)
Operating lease liabilities	(1,556)	(16,784)
Other current liabilities and accrued expenses	(9,698)	(5,829)	(19,468)
Customer deposits and unearned revenue	(273)	5,070	1,224
Net cash provided by operating activities	48,702	40,876	45,671
Investing activities:
Purchase of property and equipment	(92,838)	(77,331)	(85,212)
Maturities and sales of short-term investments	9,987	0	1,987
Purchase of spectrum licenses and other additions to license costs	(6,735)	0	(30,693)
Purchase of short-term investments	0	(9,986)	0
Proceeds from sale-leaseback transaction	0	5,814	70,586
Other, net	(4,220)	(4,870)	(2,934)
Net cash used in investing activities	(93,806)	(86,373)	(46,266)
Financing activities:
Payments of debt, including sale-leaseback and EIP receivables financing obligations	(382,526)	(275,075)	(201,480)
Proceeds from debt	350,000	346,656	214,471
Proceeds from EIP receivables financing obligation	39,905	12,558	17,452
Dividends to shareholders and noncontrolling interests	(5,673)	(11,680)	(8,437)
Debt issuance and modification costs	(1,889)	(4,429)	(447)
Proceeds from sale-leaseback financing obligation		0	18,945
Payments of financed license obligation		0	(6,390)
Other, net	(311)	(220)	(143)
Net cash (used in) provided by financing activities	(494)	67,810	33,971
Net (decrease) increase in cash, cash equivalents and restricted cash	(45,598)	22,313	33,376
Cash, cash equivalents and restricted cash, beginning of period	102,525	78,462	44,456
Effect of exchange rate changes	(1,917)	1,750	630
Cash, cash equivalents and restricted cash, end of period	$ 55,010	$ 102,525	$ 78,462